Goodwill (Details) - Schedule of goodwill - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Goodwill (Details) - Schedule of goodwill [Line Items]
Cost and net carrying amount	¥ 237,225	¥ 237,225
Subscription, Licensing and Smart Education Business [Member]
Goodwill (Details) - Schedule of goodwill [Line Items]
Cost and net carrying amount	1,610	1,610
Music Events Business [Member]
Goodwill (Details) - Schedule of goodwill [Line Items]
Cost and net carrying amount	¥ 235,615	¥ 235,615